Quantitative inputs level 3 (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Assets, Fair Value Disclosure [Abstract]
Trading Securities	$ 138,527		$ 339,743
Servicing Asset At Fair Value Amount	148,694		161,099		154,430
Fair Value, Measurements, Recurring [Member]
Assets, Fair Value Disclosure [Abstract]
Trading Securities	138,527		339,660
Servicing Asset At Fair Value Amount	148,694		161,099
Liabilities, Fair Value Disclosure [Abstract]
Business Combination Contingent Consideration Liability	(133,634)		(128,299)
Fair Value, Measurements, Nonrecurring [Member]
Assets, Fair Value Disclosure [Abstract]
Loans Receivable, Fair Value Disclosure	71,750	[1]	25,673	[1]	10,445	[1]
Real Estate Acquired Through Foreclosure	93,130	[2]	87,581	[2]	111,425	[2]
Other Foreclosed Assets	1,368	[2]	638	[2]	128	[2]
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Contingent Liability [Member] | Fair Value Inputs Level 3 Internal Valuation Technique [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities, Fair Value Disclosure [Abstract]
Business Combination Contingent Consideration Liability	(133,634)
Fair Value Inputs [Abstract]
Fair Value Measurements, Valuation Techniques	Discounted cash flow model
Unobservable Inputs	Credit loss rate on covered loans of discount rate Risk premium component
Fair Value Inputs Quantitative Information [Abstract]
Fair Value Inputs Credit Loss Rate	7.3% (0.0% - 100.0%)
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Contingent Liability [Member] | Fair Value Inputs Level 3 Internal Valuation Technique [Member] | Fair Value, Measurements, Recurring [Member] | Risk Premium [Member]
Fair Value Inputs Quantitative Information [Abstract]
Fair Value Inputs Discount Rate Weighted Average And Range	5.0
Servicing Asset At Fair Value Amount [Member] | Fair Value Inputs Level 3 Internal Valuation Technique [Member] | Fair Value, Measurements, Recurring [Member]
Assets, Fair Value Disclosure [Abstract]
Servicing Asset At Fair Value Amount	148,694
Fair Value Inputs [Abstract]
Fair Value Measurements, Valuation Techniques	Discounted cash flow model
Unobservable Inputs	Prepayment speed Weighted average life Discount rate
Fair Value Inputs Quantitative Information [Abstract]
Fair Value Inputs Weighted Average Life And Range	11.5 years (4.4 - 18.8 years)
Fair Value Inputs Prepayment Weighted Average And Range	8.7% (5.3% - 22.7%)
Fair Value Inputs Discount Rate Weighted Average And Range	11.3% (9.5% - 15.0%)
Loan | Fair Value Inputs Level 3 Internal Valuation Technique [Member] | Fair Value, Measurements, Nonrecurring [Member]
Assets, Fair Value Disclosure [Abstract]
Loans Receivable, Fair Value Disclosure	71,090	[3]
Fair Value Inputs [Abstract]
Fair Value Measurements, Valuation Techniques	External appraisal
Unobservable Inputs	Haircut applied on external appraisals
Fair Value Inputs Quantitative Information [Abstract]
Fair Value Inputs Haircut External Appraisal	26.6% (20.0% - 30.0%)
Real Estate Acquired in Satisfaction of Debt [Member] | Fair Value Inputs Level 3 Internal Valuation Technique [Member] | Fair Value, Measurements, Nonrecurring [Member]
Assets, Fair Value Disclosure [Abstract]
Real Estate Acquired Through Foreclosure	29,715	[4]
Fair Value Inputs [Abstract]
Fair Value Measurements, Valuation Techniques	External appraisal
Unobservable Inputs	Haircut applied on external appraisals
Fair Value Inputs Quantitative Information [Abstract]
Fair Value Inputs Haircut External Appraisal	12.5% (10.0% - 30.0%)
Other Foreclosed Acquired In Satisfaction Of Debt [Member] | Fair Value Inputs Level 3 Internal Valuation Technique [Member] | Fair Value, Measurements, Nonrecurring [Member]
Assets, Fair Value Disclosure [Abstract]
Other Foreclosed Assets	1,354	[5]
Fair Value Inputs [Abstract]
Fair Value Measurements, Valuation Techniques	External appraisal
Unobservable Inputs	external appraisals Haircut applied on
Fair Value Inputs Quantitative Information [Abstract]
Fair Value Inputs Haircut External Appraisal	3.3% (1.0% - 6.0%)
Collateralized Mortgage Obligations Member | Fair Value, Measurements, Recurring [Member]
Assets, Fair Value Disclosure [Abstract]
Trading Securities	1,636		1,849
Collateralized Mortgage Obligations Member | Trading Account Assets[Member] | Fair Value Inputs Level 3 Internal Valuation Technique [Member] | Fair Value, Measurements, Recurring [Member]
Assets, Fair Value Disclosure [Abstract]
Trading Securities	1,375
Fair Value Inputs [Abstract]
Fair Value Measurements, Valuation Techniques	Discounted cash flow model
Unobservable Inputs	Weighted average life Yield Constant prepayment rate
Fair Value Inputs Quantitative Information [Abstract]
Fair Value Inputs Weighted Average Life And Range	2.2 years (0.6 - 4.8 years)
Fair Value Inputs Prepayment Weighted Average And Range	23.9% (19.5% - 27.9%)
Fair Value Inputs Yield	4.0% (1.3% - 4.7%)
Other Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets, Fair Value Disclosure [Abstract]
Trading Securities	18,245		17,474
Other Securities [Member] | Trading Account Assets[Member] | Fair Value Inputs Level 3 Internal Valuation Technique [Member] | Fair Value, Measurements, Recurring [Member]
Assets, Fair Value Disclosure [Abstract]
Trading Securities	$ 769
Fair Value Inputs [Abstract]
Fair Value Measurements, Valuation Techniques	Discounted cash flow model
Unobservable Inputs	Weighted average life Yield Constant prepayment rate
Fair Value Inputs Quantitative Information [Abstract]
Fair Value Inputs Weighted Average Life And Range	5.5
Fair Value Inputs Prepayment Rate	10.80%
Fair Value Inputs Yield	12.1

[1]	Relates mostly to certain impaired collateral dependent loans. The impairment was measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations, in accordance with the provisions of ASC Section 310-10-35. Costs to sell are excluded from the reported fair value amount.
[2]	Represents the fair value of foreclosed real estate and other collateral owned that were written down to their fair value. Costs to sell are excluded from the reported fair value amount.
[3]	Loans held-in-portfolio in which haircuts were not applied to external appraisals were excluded from this table.
[4]	Other real estate owned in which haircuts were not applied to external appraisals were excluded from this table.
[5]	Other foreclosed assets in which haircuts were not applied to external appraisals were excluded from this table.